Related Party dues (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Due to Director of the Company for consulting fees incurred	$ 15,000	$ 0
Due to the President of the Company for management fees incurred	$ 83,066	$ 105,066